UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2012

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Smart Portfolios, LLC.
Address:	17865 Ballinger Way NE
		Seattle, Washingtton 98155

13F File Number: 028-14414

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Ron Thompson
Title:	Chief Compliance Officer
Phone:	206-686-4840
Signature, Place and Date of Signing:

	Ron Thompson	 Seattle, Washington	March 31, 2012

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other mangers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:	33
Form 13F Information Table Value Total:	$343355

List of Other Included Managers:


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Form 13F Information Table

			Value	SHRS or	SH/	Put/ 	Investment  	Other	Voting Authority
Description	Title Of Class	CUSIP	(x$1000)	PRN Amt	PRN	Call	Discretion	Manager	Sole	Shared	None
Consumer Staples Select Sect. SPDR (ETF)	ETF	81369Y308	714	21	SH	 	Sole	 			21
Health Care SPDR (ETF)	ETF	81369Y209	5538	147	SH	 	Sole	 	11		136
PowerShares DB Agriculture Fund	ETF	73936B408	1778	63	SH	 	Sole	 			63
PowerShares DB US Dollar Index Bullish	ETF	73936D107	1930	88	SH	 	Sole	 			88
PowerShares Preferred Portfolio(ETF)	ETF	73936T565	351	24	SH	 	Sole	 			24
ProShares Short Russell2000(ETF)	ETF	74347R826	1564	58	SH	 	Sole	 			58
ProShares UltraShort Financials (ETF)	ETF	74347X146	553	12	SH	 	Sole	 			12
RevenueShares Large Cap Fund (ETF)	ETF	761396100	595	23	SH	 	Sole	 			23
SPDR Barclays Capital 1-3 Month T- (ETF)	ETF	78464A680	9190	201	SH	 	Sole	 			201
SPDR DJ Global Titans (ETF)	ETF	78464A706	532	10	SH	 	Sole	 			10
SPDR Gold Trust (ETF)	ETF	78463V107	9062	56	SH	 	Sole	 	4		52
SPDR S&P 500 ETF	ETF	78462F103	18584	132	SH	 	Sole	 	18		114
SPDR S&P Dividend (ETF)	ETF	78464A763	464	8	SH	 	Sole	 			8
SPDR S&P MidCap 400 ETF	ETF	78467Y107	16983	94	SH	 	Sole	 	12		82
"United States Natural Gas Fund, LP"	ETF	912318110	13711	861	SH	 	Sole	 	120		742
United States Oil Fund LP (ETF)	ETF	91232N108	5419	138	SH	 	Sole	 	20		118
Vanguard Dividend Appreciation ETF	ETF	921908844	466	8	SH	 	Sole	 			8
iShares Cohen & Steers Realty Maj. (ETF)	ETF	464287564	7903	103	SH	 	Sole	 	16		88
iShares Dow Jones US Healthcare (ETF)	ETF	464287762	475	6	SH	 	Sole	 			6
iShares Dow Jones US Telecom (ETF)	ETF	464287713	16009	721	SH	 	Sole	 	87		634
iShares IBoxx $ Invest Grade Corp Bd Fd	ETF	464287242	3770	33	SH	 	Sole	 			33
iShares Lehman 1-3 Year Treas.Bond (ETF)	ETF	464287457	170690	2024	SH	 	Sole	 	203		1821
iShares MSCI Australia Index Fund (ETF)	ETF	464286103	3186	134	SH	 	Sole	 			134
iShares MSCI Brazil Index (ETF)	ETF	464286400	3552	51	SH	 	Sole	 			51
iShares MSCI EAFE Index Fund (ETF)	ETF	464287465	1045	19	SH	 	Sole	 			19
iShares MSCI Singapore Index Fund (ETF)	ETF	464286673	2110	164	SH	 	Sole	 			164
iShares MSCI South Korea Index Fund(ETF)	ETF	464286772	8481	142	SH	 	Sole	 	21		121
iShares Russell 1000 Growth Index (ETF)	ETF	464287614	453	7	SH	 	Sole	 			7
iShares Russell 2000 Value Index (ETF)	ETF	464287630	14109	193	SH	 	Sole	 	27		166
iShares Russell Midcap Growth Idx. (ETF)	ETF	464287481	15712	250	SH	 	Sole	 	35		215
iShares Russell Midcap Value Index (ETF)	ETF	464287473	5663	118	SH	 	Sole	 	18		100
iShares S&P Latin America 40 Index (ETF)	ETF	464287390	2247	46	SH	 	Sole	 			46
iShares S&P MidCap 400 Index (ETF)	ETF	464287507	515	5	SH	 	Sole	 			5
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